Consolidated Statements of Comprehensive Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues
Net premiums earned	$ 39,261.6	$ 36,192.4	$ 30,933.3
Investment income	936.6	1,042.0	820.5
Net realized gains (losses) on securities:
Net realized gains (losses) on security sales	914.7	334.6	170.7
Net holding period gains (losses) on securities	715.3	757.9	(507.9)
Net impairment losses recognized in earnings	0.0	(63.3)	(68.3)
Total net realized gains (losses) on securities	1,630.0	1,029.2	(405.5)
Fees and other revenues	603.5	563.7	472.2
Service revenues	226.4	195.0	158.5
Total revenues	42,658.1	39,022.3	31,979.0
Expenses
Losses and loss adjustment expenses	25,121.8	25,470.5	21,721.0
Policy acquisition costs	3,273.2	3,023.2	2,573.7
Other underwriting expenses	5,570.0	4,975.1	4,195.8
Policyholder credit expense	1,077.4	0.0	0.0
Investment expenses	20.0	24.6	24.3
Service expenses	205.5	178.9	134.1
Interest expense	217.0	189.7	166.5
Total expenses	35,484.9	33,862.0	28,815.4
Net Income
Income before income taxes	7,173.2	5,160.3	3,163.6
Provision for income taxes	1,468.6	1,180.3	542.6
Net income	5,704.6	3,980.0	2,621.0
Net income attributable to noncontrolling interest (NCI)	0.0	(9.7)	(5.7)
Net income attributable to Progressive	5,704.6	3,970.3	2,615.3
Changes in:
Total net unrealized gains (losses) on fixed-maturity securities	586.5	466.4	(99.3)
Net unrealized losses on forecasted transactions	0.8	0.8	0.8
Other comprehensive income (loss)	587.3	467.2	(98.5)
Other comprehensive (income) loss attributable to NCI	0.0	(4.6)	3.3
Comprehensive income attributable to Progressive	6,291.9	4,432.9	2,520.1
Computation of Earnings Per Common Share
Net income attributable to Progressive	5,704.6	3,970.3	2,615.3
Less: Preferred share dividends	26.9	26.9	21.4
Net income available to common shareholders	$ 5,677.7	$ 3,943.4	$ 2,593.9
Average common shares outstanding - Basic	584.9	583.8	582.4
Net effect of dilutive stock-based compensation	2.7	3.4	4.3
Total average equivalent common shares - Diluted	587.6	587.2	586.7
Basic: Earnings per share (usd per share)	$ 9.71	$ 6.75	$ 4.45
Diluted: Earnings per share (usd per share)	$ 9.66	$ 6.72	$ 4.42